Schedule of Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Jul. 31, 2015
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Computer And Office Equipment [Member]
Property, Plant and Equipment, Useful Life	3 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life	5 years
Assets Held under Capital Leases [Member]
Property, Plant and Equipment, Useful Life	20 years